Citigroup Mortgage Loan Trust 2021-RP3 ABS 15G

Exhibit 99.1 - Schedule 6c

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Servicng	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	42	0	0	0	0	42
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	29	0	0	0	0	29
		Title Issue -	13	0	0	0	0	13
		Cease and Desist Request Received From Mortgagor or 3rd Party	12	0	0	0	0	12
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	6	0	0	0	0	6
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	6	0	0	0	0	6
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	4	0	0	0	0	4
		Verbal Dispute - No indication servicer ever responded and appears issue still active	4	0	0	0	0	4
		Active Litigation - Notes indicate litigation, no indication resolved	2	0	0	0	0	2
		Delinquent HOA Fees - Superlien State	1	0	0	0	0	1
		Mortgagor Deceased - In Probate	1	0	0	0	0	1
		Mortgagor Deceased - Not clear or no information on executor/heir	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	121	0	0	0	0	121